TRADE RECEIVABLES AND OTHER (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other receivables [abstract]
Schedule of Trade Receivables and Other

	At June 30, 2023		At December 31, 2022
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables - gross	—	668	—	467
Impairment	—	(4)	—	(2)
Total trade receivables - net	—	664	—	465
Income tax receivables	9	20	14	16
Other tax receivables	—	44	—	38
Contract assets	14	2	15	2
Prepaid expenses	—	18	1	8
Other	12	17	13	10
Total other receivables	35	101	43	74
Total trade receivables and other	35	765	43	539

Schedule of Aging of Total Trade Receivables—Net

(in millions of Euros)	At June 30, 2023	At December 31, 2022
Not past due	641	453
1 – 30 days past due	21	10
31 – 60 days past due	1	2
61 – 90 days past due	1	—
Greater than 90 days past due	—	—
Total trade receivables - net	664	465

Schedule of Carrying Amounts of Total Trade Receivables—Net by Currency

(in millions of Euros)	At June 30, 2023	At December 31, 2022
Euro	326	225
U.S. Dollar	316	213
Swiss franc	5	8
Other currencies	17	19
Total trade receivables - net	664	465